2. BASIS OF PREPARATION: Foreign Currency Translation (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Foreign Currency Translation

Foreign Currency Translation

Transactions in foreign currencies are translated into Canadian dollars at rates of exchange at the time of such transactions. Monetary assets and liabilities are translated at the reporting period rate of exchange. Non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses denominated in a foreign currency are translated at the monthly average exchange rate. Gains and losses resulting from the translation adjustments are included in income.

The following table describes the exchange rates applied as of December 31, 2025.

Currency Pair	Year-End Rate	Average Rate
USD/CAD	1.3726	1.3976
CAD/Euro	0.6204	0.6342
GBP/CAD	1.8491	1.8418
CAD/AED	2.6758	2.6280
TWD(NT$)/CAD	0.0437	0.0449
TRY/CAD	0.0318	0.0353

The functional currencies for the parent company and each subsidiary are as follows:

Company Name	Country of Incorporation	Function Currency
ZenaTech, Inc.	Canada	Canada dollar
ZenaTech, Inc.	United States of America	United States of America dollar
PacePlus Inc.	United States of America	United States of America dollar
SystemView Inc.	United States of America	United States of America dollar
ZigVoice, Inc.	United States of America	United States of America dollar
ZenaDrone, Inc.	United States of America	United States of America dollar
ZenaDrone Limited	Ireland	Euro
ZenaDrone Manufacturing, Inc.	United States of America	United States of America dollar
Othership Ltd.	United Kingdom	United Kingdom pound
Workaware, Inc.	United States of America	United States of America dollar
TillerStack, GmbH	Germany	Euro
TillerStack, Inc.	United States of America	United States of America dollar
Ecker Capital, Inc	United States of America	United States of America dollar
Drone as a Service, Inc.	United States of America	United States of America dollar
DroneAsAService.com Drone Services Inc.	Canada	Canada dollar
ZenaDrone Trading L.L.C.	United Arab Emirates	United Arab Emirates Dirham
ZenaDrone Manufacturing (FZE)	United Arab Emirates	United Arab Emirates Dirham
Spider Vision Sensors, Ltd.	Taiwan	New Taiwan dollar
Weddle Surveying Inc.	United States of America	United States of America dollar
Casado Design Limited	United Kingdom	United Kingdom pound
Empire Land Surveying, Inc.	United States of America	United States of America dollar
Morgan Land Services, Inc.	United States of America	United States of America dollar
Cardinal Survey & Design, Inc.	United States of America	United States of America dollar
A & J Land Surveyors, Inc.	United States of America	United States of America dollar
Survey East, Inc. (d/b/a Miller Land Surveying)	United States of America	United States of America dollar
3232605 Nova Scotia Limited (d/b/a Sunrise Window Cleaners)	Canada	Canada dollar
Vara 3D, Inc.	United States of America	United States of America dollar
Laventure & Associates, Inc.	United States of America	United States of America dollar
Atlantic Civil Engineering, Inc.	United States of America	United States of America dollar
DaaS SW, Incorporated	United States of America	United States of America dollar
L. D. King Engineering Co., Inc.	United States of America	United States of America dollar
Drone as a Service Franchise, Inc.	United States of America	United States of America dollar
Zena AI, Inc.	United States of America	United States of America dollar
Drone as a Service.com Pty Ltd	Australia	Australian Dollar
ZenaDrone Inc.	Canada	Canada dollar
PsPortals, Inc.	United States of America	United States of America dollar
Interactive Systems, Inc.	United States of America	United States of America dollar
interlinkONE, Inc.	United States of America	United States of America dollar
ZooOffice, Inc.	United States of America	United States of America dollar
KJM Land Surveying, Inc.	United States of America	United States of America dollar
Wallace Surveying Corporation	United States of America	United States of America dollar
Lescure Engineers, Inc.	United States of America	United States of America dollar
Putt Land Surveying, Inc.	United States of America	United States of America dollar
Rampart Surveys Inc.	United States of America	United States of America dollar
Smith Surveying, Inc.	United States of America	United States of America dollar
Holt Surveying & Mapping, Inc.	United States of America	United States of America dollar
Andrew Spiewak Land Surveyor, Inc.	United States of America	United States of America dollar
ZenaDrone Havacilik Hizmetleri Lmt.	Turkey	Turkish Lira

Financial statements of subsidiaries for which the functional currency is not the Canadian dollar are translated into Canadian dollars as follows: all asset and liability accounts are translated at the year-end exchange rate; all earnings and expense accounts and as well as cash flow statement items are translated at average exchange rates for the year. The resulting translation gains and losses are recorded as exchange differences in translating foreign operations into other comprehensive income.